Share-based payments - Virtual shares program II (New VSOP) - Expense recognized in the statement of operations and other comprehensive income (loss) (Details)
€ / shares in Units, $ / shares in Units, € in Thousands
				2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 19, 2021 EUR (€) € / shares	Mar. 11, 2021 EUR (€) € / shares	Feb. 11, 2021	Jun. 30, 2020 shares	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Option $ / shares	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2019 EUR (€) Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Selling and distribution expenses								€ (82)
Research and development expenses								(240)
General and administrative expenses								€ (383)
Number of awards exercisable							0	0
Number of options exercised | $					100,000	3,766,309	557,171
Average share price | (per share)	€ 34.56	€ 69.69					$ 61.28
Provision for employer taxes	€ 8,000								$ 981,000
Employer taxes payable | $									493,000
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards exercisable							0	0
Provision for employer taxes								€ 147		€ 1,052
New VSOP | Exercise of options | Share transaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Lock-up period							180 days	180 days
Number of options exercised			98,831
Provision for employer taxes | $							$ 43,000		$ 1,144,000
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Selling and distribution expenses								€ (25)		(213)
Research and development expenses								(369)		(1,840)
General and administrative expenses								(230)		(3,135)	€ (6,074)
Weighted Average Fair Value At Measurement Date Share Option Granted | shares				658,735							665,389
Number of awards exercisable											0
Provision for employer taxes		€ 26,000
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Selling and distribution expenses								(188)		(296)	€ (743)
Research and development expenses								(349)		(1,421)	(258)
General and administrative expenses								(35)		(47)	(79)
Total								€ (591)		€ (1,764)	€ (1,080)
Number of awards exercisable | Option							0	0	0		0
Number of options exercised							1,524,900	1,524,900	0	0	0